INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Investments
Schedule of Investments

	As of December 31,
	2013	2014
	RMB	RMB	US$
Held-to-maturity securities
Fixed-rate time deposits	—	428,330	69,034
Available-for-sale equity securities	55,780	6,913	1,114
Available-for-sale debt securities	—	78,378	12,633
Total	55,780	513,621	82,781

Long-term Investments
Schedule of Investments

	As of December 31,
	2013	2014
	RMB	RMB	US$
Cost method investments	—	151,395	24,400
Equity method investments	6,151	131,707	21,228
Available-for-sale equity securities	—	55,740	8,984
Available-for-sale debt securities	5,903	—	—
Total	12,054	338,842	54,612